SHARE OPTIONS (Summary of Range of Prices of Stock Options) (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Share $ / shares shares	Dec. 31, 2021 USD ($) Share $ / shares shares	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share
Outstanding
Weighted average contractual life remaining (years)	5 years 6 months 29 days	4 years 4 months 6 days
Class A Ordinary shares [Member]
Outstanding
Number of options | Share	44,814,672	18,727,990	19,485,990	12,303,990
Exercisable
Number of options | shares	14,138,004	13,401,322
Weighted average exercise price | $ / shares	$ 0.19	$ 0	$ 0
Class A Ordinary shares [Member] | US$0.19-US$0.99 [Member]
Outstanding
Number of options | Share	39,546,672	13,000,006
Weighted average exercise price | $	$ 0.35	$ 0.48
Weighted average contractual life remaining (years)	6 years 1 month 6 days	3 years 6 months 14 days
Exercisable
Number of options | shares	8,930,004	7,960,004
Weighted average exercise price | $ / shares	$ 0.59	$ 0.55
Weighted average contractual life remaining (years)	4 years 18 days	2 years 11 months 1 day
Class A Ordinary shares [Member] | US$1.00-US$1.74 [Member]
Outstanding
Number of options | Share	4,988,000
Weighted average exercise price | $	$ 1.34
Weighted average contractual life remaining (years)	1 year 9 months 10 days
Exercisable
Number of options | shares	4,928,000
Weighted average exercise price | $ / shares	$ 1.34
Weighted average contractual life remaining (years)	1 year 8 months 26 days
Class A Ordinary shares [Member] | US$1.75- US$2.43 [Member]
Outstanding
Number of options | Share	280,000
Weighted average exercise price | $	$ 2.43
Weighted average contractual life remaining (years)	1 month 24 days
Exercisable
Number of options | shares	280,000
Weighted average exercise price | $ / shares	$ 2.43
Weighted average contractual life remaining (years)	1 month 24 days
Class A Ordinary shares [Member] | US$1.00-US$2.05 [Member]
Outstanding
Number of options | Share		5,228,000
Weighted average exercise price | $		$ 1.34
Weighted average contractual life remaining (years)		9 months 14 days
Exercisable
Number of options | shares		4,941,334
Weighted average exercise price | $ / shares		$ 1.35
Weighted average contractual life remaining (years)		11 months 26 days
Class A Ordinary shares [Member] | US$2.06- US$2.99 [Member]
Outstanding
Number of options | Share		439,984
Weighted average exercise price | $		$ 2.53
Weighted average contractual life remaining (years)		10 days
Exercisable
Number of options | shares		439,984
Weighted average exercise price | $ / shares		$ 2.53
Weighted average contractual life remaining (years)		14 days
Class A Ordinary shares [Member] | US$3.00 -US$4.36 [Member]
Outstanding
Number of options | Share		60,000
Weighted average exercise price | $		$ 4.17
Weighted average contractual life remaining (years)		0 years
Exercisable
Number of options | shares		60,000
Weighted average exercise price | $ / shares		$ 4.17
Weighted average contractual life remaining (years)		0 years
American depositary share [Member]
Outstanding
Number of options | Share	11,203,668	4,681,998	4,871,498	3,075,998
Exercisable
Number of options | shares	3,534,501	3,350,331
Weighted average exercise price | $ / shares	$ 0.77	$ 0	$ 0
American depositary share [Member] | US$0.77-US$3.96 [Member]
Outstanding
Number of options | Share	9,886,668	3,250,002
Weighted average exercise price | $	$ 1.39	$ 1.94
Weighted average contractual life remaining (years)	6 years 1 month 6 days	3 years 6 months 14 days
Exercisable
Number of options | shares	2,232,501	1,990,001
Weighted average exercise price | $ / shares	$ 2.37	$ 2.19
Weighted average contractual life remaining (years)	4 years 18 days	2 years 11 months 1 day
American depositary share [Member] | US$4.00-US$6.94 [Member]
Outstanding
Number of options | Share	1,247,000
Weighted average exercise price | $	$ 5.37
Weighted average contractual life remaining (years)	1 year 9 months 10 days
Exercisable
Number of options | shares	1,232,000
Weighted average exercise price | $ / shares	$ 5.38
Weighted average contractual life remaining (years)	1 year 8 months 26 days
American depositary share [Member] | US$6.95- US$9.73 [Member]
Outstanding
Number of options | Share	70,000
Weighted average exercise price | $	$ 9.73
Weighted average contractual life remaining (years)	1 month 24 days
Exercisable
Number of options | shares	70,000
Weighted average exercise price | $ / shares	$ 9.73
Weighted average contractual life remaining (years)	1 month 24 days
American depositary share [Member] | US$4.00-US$8.20 [Member]
Outstanding
Number of options | Share		1,307,000
Weighted average exercise price | $		$ 5.36
Weighted average contractual life remaining (years)		9 months 14 days
Exercisable
Number of options | shares		1,235,334
Weighted average exercise price | $ / shares		$ 5.4
Weighted average contractual life remaining (years)		11 months 26 days
American depositary share [Member] | US$8.24- US$11.96 [Member]
Outstanding
Number of options | Share		109,996
Weighted average exercise price | $		$ 10.13
Weighted average contractual life remaining (years)		10 days
Exercisable
Number of options | shares		109,996
Weighted average exercise price | $ / shares		$ 10.13
Weighted average contractual life remaining (years)		14 days
American depositary share [Member] | US$12.00 -US$17.45 [Member]
Outstanding
Number of options | Share		15,000
Weighted average exercise price | $		$ 16.67
Weighted average contractual life remaining (years)		0 years
Exercisable
Number of options | shares		15,000
Weighted average exercise price | $ / shares		$ 16.67
Weighted average contractual life remaining (years)		0 years